COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.    COMMITMENTS AND CONTINGENCIES

Capital Commitments

During the financial year ended on December 31, 2019, the Group did not assume any significant capital commitment.

Contingencies and Provisions

Provisions for other contingencies to cover labor, legal, tax and other eventual effectiveness miscellaneous risks commitments have been estimated based on the available information and in accordance with the provisions of IFRS.

As of December 31, 2019 and 2018, there were no contingent events entailing remote likelihood and which equity effects have not been recorded.